Directors and senior management (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Summary of Remuneration of Directors of the Company

	$ million
	2025	2024	2023
Emoluments	13	13	12
Value of released awards under long-term incentive plans	19	10	4
Employer contributions to pension plans	1	1	1

Summary of Directors and Senior Management Expense

	$ million
	2025	2024	2023
Short-term benefits	39	33	31
Retirement benefits	2	2	2
Share-based compensation	14	11	17
Termination and related amounts	4	—	7
Total	59	46	57